Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 165,800	$ 26,000	¥ 348,064
Restricted cash		50,703	7,956	52,199
Term deposits				47,710
Short-term investments		26,423	4,146	5,900
Accounts receivable, net of allowance of RMB19,240 and RMB26,158 as of December 31, 2020 and 2021, respectively		132,264	20,755	125,359
Prepaid expenses and other current assets, net		147,676	23,173	163,401
Amounts due from related parties, current		54,715	8,586	24,504
Total current assets		577,573	90,632	767,137
Non-current assets
Restricted cash				527
Long-term investments		22,231	3,489	9,051
Property and equipment, net		231,795	36,374	350,980
Right-of-use assets, net		678,769	106,514	879,348
Intangible assets, net		16,639	2,611	28,420
Goodwill		43,011	6,749	1,533,485
Rental deposit		35,920	5,637	61,170
Long-term prepaid expenses		72,135	11,320	113,271
Amounts due from related parties, non-current		498	78	297
Other assets, non-current		194,444	30,512	194,444
Total non-current assets		1,295,442	203,284	3,170,993
TOTAL ASSETS		1,873,015	293,916	3,938,130
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB49,457 and RMB47,774 as of December 31, 2020 and 2021)		47,774	7,497	49,457
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB3,618 and RMB15,137 as of December 31, 2020 and 2021)		15,137	2,375	3,618
Note payable (including Note payable of the consolidated VIEs without recourse to the Company of RMB12,105 and nil as of December 31, 2020 and 2021)				12,105
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB267,558 and RMB261,204 as of December 31, 2020 and 2021)		263,218	41,305	272,299
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB226,256 and RMB250,880 as of December 31, 2020 and 2021)		294,382	46,196	263,997
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB92,737 and RMB32,899 as of December 31, 2020 and 2021)		34,660	5,440	92,737
Deferred workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB50,858 and RMB50,320 as of December 31, 2020 and 2021)		52,131	8,180	53,667
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB14,833 and RMB23,913 as of December 31, 2020 and 2021)		23,913	3,752	14,833
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB301 and RMB4,429 as of December 31, 2020 and 2021)		4,436	696	1,366
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company of RMB9,562 and RMB8,108 as of December 31, 2020 and 2021)		8,108	1,272	9,562
Share-based liabilities, current (including share-based liabilities, current of the consolidated VIEs without recourse to the Company of nil and RMB2,571 as of December 31, 2020 and 2021)		2,571	403
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB351,225 and RMB256,178 as of December 31, 2020 and 2021)		285,200	44,754	365,049
Total current liabilities		1,031,530	161,870	1,138,690
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB15,242 and RMB646 as of December 31, 2020 and 2021)		646	101	15,242
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB16,477 and RMB21,766 as of December 31, 2020 and 2021)		21,766	3,416	16,477
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB1,543 and RMB362 as of December 31, 2020 and 2021)		362	57	1,543
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB553,034 and RMB413,593 as of December 31, 2020 and 2021)		428,486	67,239	580,562
Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2020 and 2021)		11,211	1,759
Share-based liabilities, non-current (including share-based liabilities, non-current of the consolidated VIEs without recourse to the Company of nil and RMB1,303 as of December 31, 2020 and 2021)		1,303	204
Total non-current liabilities		463,774	72,776	613,824
TOTAL LIABILITIES		1,495,304	234,646	1,752,514
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	[1]	4,566,956	716,655	4,230,656
Statutory reserves		6,051	950	5,065
Accumulated deficit		(4,237,604)	(664,973)	(2,240,205)
Accumulated other comprehensive income		1,091	171	4,742
Total Ucommune International Ltd. shareholders’ equity		336,554	52,812	2,000,313
Noncontrolling interests		41,157	6,458	185,303
TOTAL EQUITY		377,711	59,270	2,185,616
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,873,015	293,916	3,938,130
Common Class A
SHAREHOLDERS’ EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,549,969 and 3,896,916 issued and outstanding as of December 31, 2020 and, 2021, with par value of US$0.002 and US$0.002, respectively	[1]	54	8	49
Common Class B
SHAREHOLDERS’ EQUITY
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2020 and 2021, with par value of US$0.002 and US$0.002, respectively	[1]	¥ 6	$ 1	¥ 6

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).